Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	DNA BRANDS INC
Entity Central Index Key	0001419995
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 5,669	$ 74,604	$ 11,392
Accounts receivable, net	269,748	139,819	17,424
Inventory	86,126	150,978	132,158
Advances to related party	28,345	26,493	0
Prepaid expenses and other current assets	191,671	46,930	137,886
Total current assets	581,559	438,824	298,860
Property and equipment, net	40,146	54,281	42,028
Total assets	621,705	493,105	340,888
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	479,432	472,649	325,853
Accrued liabilities	1,523,799	1,390,533	623,748
Bank loans payable, current portion	5,303	10,984	24,552
Loans payable to officers	734,651	1,077,100	1,792,278
Total current liabilities	2,743,185	2,951,266	2,766,431
Bank loans payable, net of current portion	465	3,177	14,920
Convertible, subordinated debentures, net of discounts	508,010	0	439,283
Loans payable to related party	0	0	160,479
Total liabilities	3,251,660	2,954,443	3,381,113
Stockholders' deficit
Preferred stock, $0.001 par value, 10,000,000 authorized, 4,427,000 and zero issued and outstanding, respectively	4,427	0	0
Common stock, $0.001 par value, 100,000,000 authorized, 38,144,279, 35,828,980, and 19,847,671 issued and outstanding, respectively	38,144	35,829	19,848
Additional paid-in capital	16,466,288	14,461,846	6,430,518
Accumulated deficit	(19,138,814)	(16,959,013)	(9,490,591)
Total stockholders' deficit	(2,629,955)	(2,461,338)	(3,040,225)
Total liabilities and stockholders' deficit	$ 621,705	$ 493,105	$ 340,888

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' deficit
Preferred stock,par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock,authorized	10,000,000	10,000,000	10,000,000
Preferred stock,issued	4,427,000	0	0
Preferred stock,outstanding	4,427,000	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	38,144,279	35,828,980	19,847,671
Common stock, outstanding	38,144,279	35,828,980	19,847,671

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Sales	$ 422,261	$ 464,489	$ 688,078	$ 774,794	$ 1,168,461	$ 667,276
Cost of goods sold	261,990	391,246	442,704	652,676	869,074	468,120
Gross margin	160,271	73,243	245,374	122,118	299,387	199,156
Operating expenses
Compensation and benefits	435,221	696,564	915,556	2,404,115	3,510,129	2,272,551
Depreciation expense	4,971	6,724	10,871	12,601	26,377	21,747
General and administrative expenses	240,013	289,440	471,570	511,064	999,015	733,516
Professional and outside services	242,663	398,119	448,131	669,532	2,209,840	333,520
Selling and marketing expenses	325,201	238,730	544,656	444,843	906,367	266,569
Total operating expenses	1,248,069	1,629,577	2,390,784	4,042,155	7,651,728	3,627,903
Loss from operations	(1,087,798)	1,556,334	(2,145,410)	(3,920,037)	(7,352,341)	(3,428,747)
Other expense
Interest expense	(25,326)	(57,704)	(34,391)	(114,624)	(116,081)	(489,974)
Total other expense	(25,326)	(57,704)	(34,391)	(114,624)	(116,081)	(489,974)
Loss before income taxes	(1,113,124)	(1,614,038)	(2,179,801)	(4,034,661)	(7,468,422)	(3,918,721)
Income taxes	0	0	0	0	0	0
Net loss	$ (1,113,124)	$ (1,614,038)	$ (2,179,801)	$ (4,034,661)	$ (7,468,422)	$ (3,918,721)
Loss per share:
Basic and diluted	$ (0.03)	$ (0.07)	$ (0.06)	$ (0.2)	$ (0.28)	$ (0.26)
Weighted average number of common shares outstanding
Basic and diluted	36,125,582	21,802,924	35,579,650	20,445,406	26,729,555	15,366,097

Shareholders Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2008	$ 0	$ 14,427	$ 3,630,212	$ (5,571,870)	$ (1,927,231)
Beginning Balance, Shares at Dec. 31, 2008	0	14,427,284
Statement, Equity Components [Axis]
Preferred Stock					0
Issuance of common stock in connection withn private offerings, shares		3,927,317
Issuance of common stock in connection withn private offerings, amount		3,928	862,191		866,119
Issuance of common stock warrants in connection with private offering of common stock			414,171		414,171
Issuance of common stock in exchange for consulting,professional and other services, shares		7,293
Issuance of common stock in exchange for consulting,professional and other services, amount		7	6,793		6,800
Issuance of common stock as compensation to key members of management, shares		729,278
Issuance of common stock as compensation to key members of management, amount		729	579,271		580,000
Issuance of common stock in exchange for conversion of debt with officers, shares		652,900
Issuance of common stock in exchange for conversion of debt with officers, amount		653	460,406		461,059
Issuance of common stock in exchange for extension of maturity of convertible, subordinated debenture, shares		7,293
Issuance of common stock in exchange for extension of maturity of convertible, subordinated debenture, amount		7	4,493		4,500
Issuance of common stock in connection with common stock warrant exercises, shares		96,306
Issuance of common stock in connection with common stock warrant exercises, amount		97	56,051		56,148
Recognition of beneficial conversion features embedded within convertible, subordinated debentures			350,426		350,426
Issuance of common stock warrants in connection with offering of convertible, subordinated debentures			66,504		66,504
Net loss				(3,918,721)	(3,918,721)
Ending Balance, Amount at Dec. 31, 2009	0	19,848	6,430,518	(9,490,591)	(3,040,225)
Ending Balance, Shares at Dec. 31, 2009	0	19,847,671
Statement, Equity Components [Axis]
Preferred Stock					0
Issuance of common stock in connection withn private offerings, shares		4,611,781
Issuance of common stock in connection withn private offerings, amount		4,612	1,749,988		1,754,600
Issuance of common stock warrants in connection with private offering of common stock			346,150		346,150
Issuance of common stock in exchange for consulting,professional and other services, shares		1,413,866
Issuance of common stock in exchange for consulting,professional and other services, amount		1,414	1,524,468		1,525,882
Issuance of common stock as compensation to key members of management, shares		1,932,586
Issuance of common stock as compensation to key members of management, amount		1,932	1,243,568		1,245,500
Issuance of common stock in exchange for conversion of debt with officers, shares		5,961,218
Issuance of common stock in exchange for conversion of debt with officers, amount		5,961	1,628,867		1,634,828
Issuance of common stock in exchange for extension of maturity of convertible, subordinated debenture, shares		910,658
Issuance of common stock in exchange for extension of maturity of convertible, subordinated debenture, amount		911	565,850		566,761
Issuance of common stock in connection with common stock warrant exercises, shares		1,151,200
Issuance of common stock in connection with common stock warrant exercises, amount		1,151	831,869		833,020
Common stock options granted to employees			140,568		140,568
Net loss				(7,468,422)	(7,468,422)
Ending Balance, Amount at Dec. 31, 2010	$ 0	$ 35,829	$ 14,461,846	$ (16,959,013)	$ (2,461,338)
Ending Balance, Shares at Dec. 31, 2010	0	35,828,980

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (2,179,801)	$ (4,034,661)	$ (7,468,422)	$ (3,918,721)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	10,871	12,601	26,377	21,747
Loss on disposal of fixed assets	3,014	0	2,502	0
Non-cash interest expense related to convertible, debentures	5,010	89,717	89,717	328,245
Provision for doubtful accounts	11,781	20,180	36,969	6,523
Common stock issued in exchange for services	405,534	561,938	1,525,882	6,800
Common stock issued as employee compensation	211,500	1,245,500	1,245,500	580,000
Common stock issued in exchange for financing costs - extension of debt maturity	0	0	0	4,500
Common stock issued in exchange for financing costs - interest expense	0	0	0	51,486
Common stock warrants issued with convertible, subordinated debentures	0	0	0	66,504
Share based compensation expense related to employee stock option grants	0	0	140,568	0
Changes in operating assets and liabilities:
Accounts receivable	(141,710)	(258,904)	(159,364)	(14,932)
Inventory	64,853	36,076	(18,820)	(57,404)
Prepaid expenses and other current assets	(144,741)	87,263	90,955	(119,311)
Accounts payable	6,782	63,696	146,796	(85,035)
Accrued liabilities	133,267	186,324	804,546	359,006
Net cash used in operating activities	(1,613,640)	(1,885,238)	(3,536,794)	(2,770,592)
Cash flows from investing activities:
Proceeds from the sale of property and equipment	250	0	0	0
Purchase of property and equipment	0	(26,106)	(41,131)	0
Net advances to related party	(1,852)	(33,947)	(26,493)	0
Net Cash (used in) investing activities	(1,602)	(60,053)	(67,624)	0
Cash flows from financing activities:
Net (repayments on) proceeds from loans payable to officers	(342,449)	403,550	919,650	1,046,272
Net payment on loans payable to related party	0	(160,479)	(160,479)	(6,950)
Repayments on bank loans payable	(8,394)	(16,929)	(25,311)	(23,418)
Net proceeds from the issuance of convertible, subordinated debentures	625,000	0	0	450,000
Net proceeds from the issuance of convertible, preferred stock	1,106,750	0	0	0
Net proceeds from the issuance of common stock	165,400	1,096,250	2,100,750	1,228,804
Net proceeds from the exercise of common stock warrants	0	832,521	833,020	56,148
Net cash provided by financing activities	1,546,307	2,154,913	3,667,630	2,750,856
Net change in cash and cash equivalents	(68,935)	209,622	63,212	(19,736)
Cash and cash equivalents at beginning of period	74,604	11,392	11,392	31,128
Cash and cash equivalents at end of period	5,669	221,014	74,604	11,392
Supplemental disclosures:
Interest paid	29,381	9,711	17,520	16,953
Income taxes paid	0	0	0	0
Supplemental disclosures of non-cash investing and financing activities:
Common stock issued in connection with conversion of loans payable to officers	0	0	1,634,828	461,058
Common stock issued in connection with conversion of convertible, subordinated debentures and accrued interest	$ 0	$ 0	$ 566,761	$ 0

Organization and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Organization and Summary of Significant Accounting Policies

DNA Brands, Inc. (hereinafter referred to as the “Company” or “DNA”) was incorporated in the State of Colorado on May 23, 2007 under the name Famous Products, Inc. Prior to July 6, 2010, the Company was a holding company operating as a promotion and advertising company.

Effective July 6, 2010, the Company executed agreements to acquire all of the remaining assets, liabilities and contract rights of DNA Beverage Corporation (“DNA Beverage”), and 100% of the common stock of DNA Beverage’s wholly-owned subsidiary Grass Roots Beverage Company, Inc. (“Grass Roots”), in exchange for the issuance of 31,250,000 shares of the Company’s common stock. As a result of this transaction, the Company changed its name to DNA Brands, Inc.

On November 9, 2010, the Company changed its fiscal year end from October 31st to December 31st.

The Company’s current business commenced in May 2006 in the State of Florida under the name Grass Roots Beverage Company, Inc. The initial operations of Grass Roots included the development of energy drinks, sampling and other marketing efforts and initial distribution of its energy drinks in the State of Florida. The Company began selling its energy drink in the State of Florida in 2007.

The Company produces markets and sells a proprietary line of four carbonated blends of DNA Energy Drinks®, as well as a line of meat snacks made up of two beef jerky flavors and four flavors of beef sticks, and other related products.

Reverse Capitalization

Effective July 6, 2010, the Company executed agreements to acquire all of the remaining assets, liabilities and contractual rights of DNA Beverage, and 100% of the common stock of its subsidiary Grass Roots, in exchange for the issuance of 31,250,000 shares of the Company’s common stock. received 0.729277794 shares of the Company’s Common Stock. This share issuance represented approximately 94.6% of the Company’s outstanding stock as of July 6, 2010.

The historical financial statements of the Company are those of DNA Beverage and of the consolidated entity. All DNA Beverage share amounts presented in this Report, including weighted average shares outstanding and shares outstanding, have been adjusted to reflect the conversion ratio of .729277794.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles applicable to interim financial information and the requirements of Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for complete financial statements. Interim results are not necessarily indicative of results for a full year. In the opinion of management, all adjustments considered necessary for a fair presentation of the financial position and the results of operations and cash flows for the interim periods have been included.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Grass Roots. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

The Company derives revenues from the sale of carbonated energy drinks and meat snacks. Revenue is recognized when all of the following elements are satisfied: (i) there are no uncertainties regarding customer acceptance; (ii) there is persuasive evidence that an agreement exists; (iii) delivery has occurred; (iv) legal title to the products has transferred to the customer; (v) the sales price is fixed or determinable; and (vi) collectability is reasonably assured.

Shipping and Handling Costs

Shipping and handling costs related to the movement of finished goods from manufacturing locations to sales distribution centers are included in cost of goods sold on the Company’s consolidated statements of operations. Shipping and handling costs incurred to move finished goods from the Company’s sales distribution centers to its customer locations are also included in cost of goods sold on its consolidated statements of operations. The Company’s customers do not pay separately for shipping and handling costs.

Fair Value of Financial Instruments

The Company’s financial instruments consist mainly of cash and cash equivalents, accounts receivable, advances to related party, accounts payable, accrued expenses, secured convertible debentures and loans payable. The carrying values of the financial instruments approximate their fair value due to the short-term nature of these instruments. The fair values of the loans payable and secured convertible debentures have interest rates that approximate market rates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are stated at cost and consist solely of bank deposits. The carrying amount of cash and cash equivalents approximates fair value.

Accounts Receivable and Allowance for Doubtful Accounts

The Company bills its customers after its products are shipped. The Company bases its allowance for doubtful accounts on estimates of the creditworthiness of customers, analysis of delinquent accounts, payment histories of its customers and judgment with respect to the current economic conditions. The Company generally does not require collateral. The Company believes the allowances are sufficient to cover uncollectible accounts. The Company reviews its accounts receivable aging on a regular basis for past due accounts, and writes off any uncollectible amounts against the allowance.

Inventory

Inventory is stated at the lower of cost or market. Cost is primarily determined by using the average cost method that approximates the First-In, First-Out (FIFO) method of accounting for inventory. Inventory consists of raw materials as well as finished goods held for sale. The Company’s management monitors the inventory for excess and obsolete items and makes necessary valuation adjustments when required.

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Replacements, maintenance and repairs which do not improve or extend the lives of the respective assets are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Equipment	5 Years
Furniture and fixtures	5 Years
Vehicles	5 Years

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment when events or changes in circumstances indicate the book value of the assets may not be recoverable. In accordance with Accounting Standards Codification (“ASC”) 360-10-35-15 Impairment or Disposal of Long-Lived Assets recoverability is measured by comparing the book value of the asset to the future net undiscounted cash flows expected to be generated by the asset.

No events or changes in circumstances have been identified which would impact the recoverability of the Company’s long-lived assets reported at December 31, 2010 and June 30, 2011.

Derivative Instruments

The Company does not enter into derivative contracts for purposes of risk management or speculation. However, from time to time, the Company enters into contracts, namely convertible notes payable, that are not considered derivative financial instruments in their entirety, but that include embedded derivative features.

In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 815-15, Embedded Derivatives, and guidance provided by the SEC Staff, the Company accounts for these embedded features as a derivative liability or equity at fair value.

The recognition of the fair value of the derivative instrument at the date of issuance is applied first to the debt proceeds. The excess fair value, if any, over the proceeds from a debt instrument, is recognized immediately in the statement of operations as interest expense. The value of derivatives associated with a debt instrument is recognized at inception as a discount to the debt instrument and amortized to interest expense over the life of the debt instrument. A determination is made upon settlement, exchange, or modification of the debt instruments to determine if a gain or loss on the extinguishment has been incurred based on the terms of the settlement, exchange, or modification and on the value allocated to the debt instrument at such date.

Stock-Based Compensation

The Company applies, codified ASC 718 Compensation – Stock Compensation, to stock-based compensation awards. ASC 718 requires the measurement and recognition of non-cash compensation expense for all share-based payment awards made to employees and directors. The Company records common stock issued for services or for liability extinguishments at the closing market price for the date in which obligation for payment of services is incurred.

Stock compensation arrangements with non-employee service providers are accounted for in accordance with ASC 505-50 Equity-Based Payments to Non-Employees, using a fair value approach. The compensation costs of these arrangements are subject to re-measurement over the vesting terms as earned.

Stock Purchase Warrants

The Company has issued warrants to purchase shares of its common stock. Warrants have been accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by Accounting Standards Codification (“ASC”) 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

The Company follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation (FIN) No. 48, "Accounting for Uncertainty in Income Taxes an interpretation of FASB Statement No. 109" ("FIN 48"). FASB Statement No. 109 has been codified in ASC Topic 740. ASC Topic 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC Topic 740. This first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. ASC Topic 740 did not result in any adjustment to the Company's provision for income taxes.

Earnings (Loss) Per Share

The Company computes basic earnings (loss) per share using the weighted average number of shares of common stock outstanding during the period.

DNA Brands, Inc. (hereinafter referred to as the “Company” or “DNA”) was incorporated in the State of Colorado on May 23, 2007 under the name “Famous Products, Inc.”  Prior to July 6, 2010 the Company was a holding company operating as a promotion and advertising company.

Effective July 6, 2010, the Company executed agreements to acquire all of the remaining assets, liabilities and contract rights of DNA Beverage Corporation of Boca Raton, Florida (“DNA Beverage”), and 100% of the common stock of DNA Beverage’s wholly owned subsidiary Grass Roots Beverage Company, Inc. (“Grass Roots”) in exchange for the issuance of 31,250,000 shares of the Company’s common stock.

As a result of this transaction the Company changed its name to DNA Brands, Inc.  On November 9, 2010, the Company changed its fiscal year end from October 31 to December 31.

The Company’s current business commenced in May 2006 in the State of Florida under the name Grass Roots Beverage Company, Inc. Initial operations of Grass Roots included the development of energy drinks, sampling and other marketing efforts and initial distribution of its energy drinks in the State of Florida. The Company began selling its energy drink in the State of Florida in 2007.

The Company produces, markets and sells a proprietary line of three carbonated blends of DNA Energy Drinks®, as well as a line of meat snacks made up of two beef jerky flavors and three flavors of beef sticks, and other related products.

Reverse Capitalization

Effective July 6, 2010, the Company executed agreements to acquire all of the remaining assets, liabilities and contract rights of DNA Beverage, and 100% of the common stock of its subsidiary Grass Roots, in exchange for the issuance of 31,250,000 shares of the Company’s common stock.  This share issuance represented approximately 94.6% of the Company’s outstanding stock.

The historical financial statements of the Company are those of DNA Beverage and of the consolidated entity. All DNA Beverage share amounts presented in this Report, including weighted average shares outstanding and shares outstanding, have been adjusted to reflect the conversion ratio of .729277794.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Grass Roots. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

The Company derives revenues from the sale of carbonated energy drinks, meat snacks and other related products.  Revenue is recognized when all of the following elements are satisfied: (i) there are no uncertainties regarding customer acceptance; (ii) there is persuasive evidence that an agreement exists; (iii) delivery has occurred; (iv) legal title to the products has transferred to the customer; (v) the sales price is fixed or determinable; and (vi) collectability is reasonably assured.

Shipping and Handling Costs

Shipping and handling costs related to the movement of finished goods from manufacturing locations to sales distribution centers are included in cost of goods sold on the Company’s consolidated statements of operations. Shipping and handling costs incurred to move finished goods from the Company’s sales distribution centers to its customer locations are also included in cost of goods sold on its consolidated statements of operations.  The Company’s customers do not pay separately for shipping and handling costs.

Fair Value of Financial Instruments

The Company’s financial instruments consist mainly of cash and cash equivalents, accounts receivable, advances to related party, accounts payable, accrued expenses, and loans payable.  The carrying values of the financial instruments approximate their fair value due to the short-term nature of these instruments.  The fair values of the loans payable have interest rates that approximate market rates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are stated at cost and consist of bank deposits. The carrying amount of cash and cash equivalents approximates fair value.

Accounts Receivable and Allowance for Doubtful Accounts

The Company bills its customers after its products are shipped. The Company bases its allowance for doubtful accounts on estimates of the creditworthiness of customers, analysis of delinquent accounts, payment histories of its customers and judgment with respect to the current economic conditions. The Company generally does not require collateral. The Company believes the allowances are sufficient to cover uncollectible accounts. The Company reviews its accounts receivable aging on a regular basis for past due accounts, and writes off any uncollectible amounts against the allowance.

Inventory

Inventory is stated at the lower of cost or market.  Cost is principally determined by using the average cost method that approximates the First-In, First-Out (FIFO) method of accounting for inventory.  Inventory consists of raw materials as well as finished goods held for sale.  The Company’s management monitors the inventory for excess and obsolete items and makes necessary valuation adjustments when required.

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation.  Replacements, maintenance and repairs which do not improve or extend the lives of the respective assets are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Equipment 5 Years

Furniture and fixtures 5 Years

Vehicles 5 Years

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment when events or changes in circumstances indicate the book value of the assets may not be recoverable. In accordance with Accounting Standards Codification (“ASC”) 360-10-35-15 Impairment or Disposal of Long-Lived Assets recoverability is measured by comparing the book value of the asset to the future net undiscounted cash flows expected to be generated by the asset.

No events or changes in circumstances have been identified which would impact the recoverability of the Company’s long-lived assets reported at December 31, 2010 and 2009.

Derivative Instruments

The Company does not enter into derivative contracts for purposes of risk management or speculation. However, from time to time, the Company enters into contracts, namely convertible notes payable, that are not considered derivative financial instruments in their entirety, but that include embedded derivative features.

In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 815-15, Embedded Derivatives, and guidance provided by the SEC Staff, the Company accounts for these embedded features as a derivative liability or equity at fair value.

The recognition of the fair value of the derivative instrument at the date of issuance is applied first to the debt proceeds. The excess fair value, if any, over the proceeds from a debt instrument, is recognized immediately in the statement of operations as interest expense. The value of derivatives associated with a debt instrument is recognized at inception as a discount to the debt instrument and amortized to interest expense over the life of the debt instrument. A determination is made upon settlement, exchange, or modification of the debt instruments to determine if a gain or loss on the extinguishment has been incurred based on the terms of the settlement, exchange, or modification and on the value allocated to the debt instrument at such date.

Stock-Based Compensation

The Company applies, codified ASC 718 Compensation – Stock Compensation, to stock-based compensation awards.  ASC 718 requires the measurement and recognition of non-cash compensation expense for all share-based payment awards made to employees and directors. The Company records common stock issued for services or for liability extinguishments at the closing market price for the date in which obligation for payment of services is incurred.

Stock compensation arrangements with non-employee service providers are accounted for in accordance with ASC 505-50 Equity-Based Payments to Non-Employees, using a fair value approach.  The compensation costs of these arrangements are subject to re-measurement over the vesting terms as earned.

Stock Purchase Warrants

The Company has issued warrants to purchase shares of its common stock.  Warrants have been accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by Accounting Standards Codification (“ASC”) 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date.  Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized

The Company follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation (FIN) No. 48, "Accounting for Uncertainty in Income Taxes an interpretation of FASB Statement No. 109" ("FIN 48"). FASB Statement No. 109 has been codified in ASC Topic 740. ASC Topic 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC Topic 740. This first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. ASC Topic 740 did not result in any adjustment to the Company's provision for income taxes.

Earnings (Loss) Per Share

The Company computes basic earnings (loss) per share using the weighted average number of shares of common stock outstanding during the period.

Restatement	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Restatement

In November, 2010 the Company determined that the share conversion ratio, as well as the calculation of non-controlling shares outstanding for the purposes of determining weighted average shares outstanding pursuant to the July 6th reverse merger described in Note 1 above had been calculated incorrectly due to the following errors:

•	The number of DNA Beverage shares outstanding and shares to be issued as of the date of the reverse merger on July 6, 2010 was inaccurate

·	The number of shares reserved for the conversion of preferred stock to common stock was calculated incorrectly

·	As a result of the errors described above, DNA Brands non-controlling shares outstanding as of July 6, 2010 were excluded from the calculation of weighted average shares outstanding.

Accordingly, the Company has restated its financial statements for the year ended December 31, 2009 to correct the number of common shares reported as issued and outstanding by changing the conversion ratio from .7787576 to .729277794. The effect of the restatement on the previously issued consolidated financial statements for the year ended December 31, 2009 is presented in the following table:

	As Originally Reported	Effect of Restatement	Restated

Consolidated Balance Sheets
Common shares issued and outstanding December 31, 2009	20,137,994	(290,323)	19,847,671
Common stock balance December 31, 2009	$20,138	$(290)	$19,848
Additional paid-in capital December 31, 2009	$6,430,228	$290	$6,430,518

Recently Issued Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Recently Issued Accounting Pronouncements

In May 2009 and as updated February 2010, the FASB issued FASB ASC 855, “Subsequent Events”.  This Statement addresses accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or available to be issued.  FASB ASC 855 requires disclosure of the date through which an entity has evaluated subsequent events and the basis for that date, the date issued.  The Company adopted this Statement in 2009.  As a result the date through which the Company has evaluated subsequent events and the basis for that date have been disclosed in Note 18.

In April 2009, the FASB issued an update to FASB ASC 820, “Fair Value Measurements and Disclosures”, related to providing guidance on when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly.  The update clarifies the methodology to be used to determine fair value when there is no active market or where the price inputs being used represent distressed sales.  The update also reaffirms the objective of fair value measurement, as stated in FASB ASC 820, which is to reflect how much an asset would be sold in and orderly transaction, and the need to use judgment to determine if a formerly active market has become inactive, as well as to determine fair values when markets have become inactive.  The Company adopted this Statement in 2009 without significant financial impact.

In June 2009, ASC 810.10, Amendments to FASB Interpretation No. 46(R), was issued. The objective of ASC 810.10 is to amend certain requirements of ASC 860 (revised December 2003), Consolidation of Variable Interest Entities, or ASC 860 to improve financial reporting by enterprises involved with variable interest entities and to provide more relevant and reliable information to users of financial statements. ASC 810 carries forward the scope of ASC 860, with the addition of entities previously considered qualifying special-purpose entities, as the concept of these entities was eliminated in ASC 860, Accounting for Transfers of Financial Assets. ASC 810.10 nullifies FASB Staff Position ASC 860, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities. The principal objectives of these new disclosures are to provide financial statement users with an understanding of:

a.	The significant judgments and assumptions made by an enterprise in determining whether it must consolidate a variable interest entity and/or disclose information about its involvement in a variable interest entity;

b.	The nature of restrictions on a consolidated variable interest entity’s assets and on the settlement of its liabilities reported by an enterprise in its statement of financial position, including the carrying amounts of such assets and liabilities;

c.	The nature of, and changes in, the risks associated with an enterprise’s involvement with the variable interest entity; and

d.	How an enterprise’s involvement with the variable interest entity affects the enterprise’s financial position, financial performance and cash flows.

ASC 810 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009. Earlier application is prohibited. The provisions of ASC 810 need not be applied to immaterial items. The adoption of ASC 810 did not have an impact on the consolidated financial statements.

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Going Concern

The accompanying financial statements have been prepared on a going concern basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business as they become due.

During the six month period ended June 30, 2011, the Company recorded a net loss of  $2,179,801 and had negative cash flows of  $1,613,640 from its operating activities. At June 30, 2011, the Company had a working capital deficit of  $2,161,626 and a stockholders’ deficit of  $2,629,955. The Company has relied, in large part, upon debt and equity financing to fund its operations. These matters collectively raise a substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on management's plans, which includes implementation of its business plan and continuing to raise funds through debt or equity raises. The Company will likely continue to rely upon related-party debt or equity financing in order to ensure the continuing existence of the business. Additionally the Company is working on generating new sales from additional retail outlets, distribution centers or through sponsorship agreements; and allocating sufficient resources to continue with advertising and marketing efforts.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result if the Company is unable to operate as a going concern.

As reflected in the accompanying financial statements, the Company has recorded net losses of  $7,468,422 and  $3,918,721 for the years ended December 31, 2010 and 2009, respectively. Net cash used in operations from the same periods were  $3,536,794 and,  $2,770,592, respectively.  At December 31, 2010 the Company had a working capital deficit of  $2,512,442 and a stockholders’ deficit of  $2,461,338. These matters raise a substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on management's plans, which includes implementation of its business plan and continuing to raise funds through debt or equity raises. The Company will likely continue to rely upon related-party debt or equity financing in order to ensure the continuing existence of the business.  Additionally the Company is working on generating new sales from additional retail outlets, distribution centers or through sponsorship agreements; and allocating sufficient resources to continue with advertising and marketing efforts.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Inventory

The following table sets forth the composition of the Company’s inventory at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Raw materials	$22,540	$25,672
Finished goods	63,586	125,306
Total inventory	$86,126	$150,978

The following table sets forth the composition of the Company’s inventory at December 31, 2010 and 2009:

	2010	2009

Raw materials	$25,672	$3,712
Finished goods – beverages and meat snacks	125,306	128,446
Total inventory	$150,978	$132,158

Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Accounts Receivable

The following table sets forth the composition of the Company’s accounts receivable at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Accounts receivable	$284,366	$144,032
Less: Allowance for doubtful accounts	(14,618)	(4,213)
Accounts receivable, net	$269,748	$139,819

Bad debt expense for six month periods ended June 30, 2011 and 2010 was  $11,781and  $20,180 respectively.

The following table sets forth the composition of the Company’s accounts receivable at December 31, 2010 and 2009:

	2010	2009

Accounts Receivable	$144,032	$21,161
Less: Allowance for doubtful accounts	(4,213)	(3,737)
Accounts Receivable, net	$139,819	$17,424

Bad debt expense for the years ended December 31, 2010 and 2009 was  $36,969 and  $6,523, respectively.

During 2009, one customer accounted for approximately 15.6% of the Company’s sales.  In 2010, two different customers, accounted for approximately 14.7% and 11.5% of sales, respectively, neither of which accounted for more than 10% of the Company's sales in 2009.

Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Prepaid Expenses and Other Current Assets

The following table sets forth the composition of the Company’s prepaid expenses and other current assets at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Employee and other advances	$47,671	$33,930
Security deposits	10,000	10,000
Sponsorship agreements	134,000	–
Miscellaneous, other	–	3,000
Total prepaid expenses and other current assets	$191,671	$46,930

The following table sets forth the composition of the Company’s prepaid expenses at December 31, 2010 and 2009:

	2010	2009

Short-term security deposit	$10,000	$10,000
Employee and other advances	33,930	26,386
Sponsorship agreement	—	100,000
Miscellaneous, other	3,000	1,500
Total prepaid assets	$46,930	$137,886

Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Property and Equipment, Net

The following table sets forth the composition of the Company’s property and equipment at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Equipment	$18,690	$18,690
Furniture and fixtures	9,156	9,156
Vehicles	82,908	91,785
Accumulated depreciation	(70,608)	(65,350)
Total property and equipment, net	$40,146	$54,281

Depreciation expense for the six month periods ended June 30, 2011 and 2010 was  $10,871 and  $12,601 respectively. In March 2011, the Company disposed of one of its vehicles. As a result of the transaction, the Company received cash proceeds of  $250 and recorded a loss of  $3,014.

The following table sets forth the composition of the Company’s property and equipment at December 31, 2010 and 2009:

	2010	2009

Equipment	$18,690	$48,925
Furniture and fixtures	9,156	9,156
Vehicles	91,785	50,654
Accumulated depreciation	(65,350)	(66,707)
Total property and equipment, net	$54,281	$42,028

Depreciation expense for the years ended December 31, 2010 and 2009 was  $26,377 and  $21,747, respectively.

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Accrued Expenses

The following table sets forth the composition of the Company’s accrued expenses at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Salaries and bonuses (1)	$760,522	$750,000
Payroll taxes and penalties (2)	400,456	279,370
Professional services	262,500	290,060
Vendor agreement	71,103	71,103
Miscellaneous, other	29,218	–
Total accrued expenses	$1,523,799	$1,390,533

__________________

(1)	Due to the shortage of liquidity, the Company’s two principal executive officers have deferred cash payment of their salaries since 2008. In May 2011, these principals were issued 600,000 shares of the Company’s common stock valued at $150,000, or $0.25 per common share, against their deferrals. At June 30, 2011 and December 31, 2010, the aggregate balance of these deferrals totaled $725,000 and $750,000, respectively.

(2)	At June 30, 2011 and December 31, 2010, the Company was delinquent in payment of certain payroll taxes due of $324,679 and $225,102, respectively, and as a result of its failure to pay has accrued penalties and interest totaling $75,777 and $54,268, respectively.

The following table sets forth the composition of the Company’s accrued expenses as of December 31, 2010 and 2009:

	2010	2009

Salaries and bonuses (a)	$750,000	$540,000
Interest expense on convertible, subordinated debentures	—	22,565
Professional services	290,060	—
Vendor agreement	71,103	—
Payroll taxes and penalties	279,370	61,183
Total accrued expenses	$1,390,533	$623,748

(a) Due to the shortage of liquidity, the Company’s two principal executive officers have deferred their salaries since 2008.

As of December 31, 2010 and 2009, accrued payroll taxes and penalties represented the unpaid portion of employer and employee payroll taxes totaling approximately  $231,066 and  $56,683.  The Company has estimated potential penalties associated with these unpaid amounts to be  $48,304 and  $4,500 as of December 31, 2010 and 2009.

Bank Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Bank Loans Payable

Bank loans payable are comprised of third party financing arrangements for vehicles and equipment coolers utilized for the transport and storage of the Company’s products. The original terms were five years, bearing interest rates that ranged from 9.3% to 18.6%. The following table sets forth the composition of the Company’s bank loans payable at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Bank loans payable	$5,768	$14,161
Less: Current portion of bank loans payable	(5,303)	(10,984)
Long term portion of bank loans payable	$465	$3,177

Bank loan payable were comprised primarily of bank financing for vehicles and beverage coolers for the Company’s products. The range of interest rates on these loans was 9% to 26%.  The following table sets forth the current and long term portions of bank loans as of December 31, 2010 and 2009:

	2010	2009

Bank loans	$14,161	$39,472
Less: Current portion of bank loans	(10,984)	(14,920)
Total long term-bank loans	$3,177	$24,522

Secured, convertible debentures, net of discount	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Secured, convertible debentures, net of discount

A summary of the issuances of all convertible notes during the three and six month periods ended June 30, 2011 and year ended December 31, 2010 are as follows:

Issue Date	Interest Rate	Face Value	Original Due Date	Conversion Rate of Face Value to Common Shares
02/18/2011	12%	$500,000	02/18/2014	1.333
06/15/2011	12%	125,000	06/30/2014	1.200
Total		$625,000

The following table sets forth the composition of the Company’s secured, convertible debentures at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Convertible debentures-face value	$625,000	$–
Loan discount	(116,990)	–
Net convertible notes	$508,010	$–

In February 2011, the Company issued a convertible debenture to to an existing shareholder in the amount of  $500,000. The debenture carries an annual transaction fee of  $30,000 and bears interest at 12% per annum, both of which are payable in quarterly installments commencing in May 2011. These costs are recorded as interest expense in the Company's financial statements. Additionally, the debenture required the Company to issue 125,000 restricted shares of its common stock to the holder upon execution. The common shares were valued at  $31,250, their fair market value, and recorded as discount to the debenture. These costs will be amortized using the effective interest method over the term of the debenture and recorded as interest expense in the Company's financial statements.

In June 2011, the Company issued a convertible debenture to an existing shareholder in the amount of  $125,000. The debenture bears interest at 12% per annum, which is payable in the Company’s common stock at the time of maturity. These costs are recorded as interest expense in the Company's financial statements. Additionally, the debenture is convertible at any time prior to maturity into 150,000 shares. This conversion feature was valued at  $90,750 using Black Scholes methodology as discount to the debenture. These costs will be amortized using the effective interest method over the term of the debenture and recorded as interest expense in the Company's financial statements.

The calculated value of the conversion feature that resulted in the above discount was estimated using the Black-Scholes option pricing model with the following weighted average assumptions for the period ended June 30, 2011.

2011

Expected dividend yield (1)	0%
Risk-free interest rate (2)	1.67%
Expected volatility (3)	91.69%
Expected life (in years) (4)	3.0

The Company has no history or expectation of paying cash dividends on its common stock.

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant
(2)	The volatility of the Company stock is based on three similar publicly traded companies.
(3)	The Company used the average volatility rate of the three companies.
(4)	The expected life represents the due date of the note

At December 31, 2010, the Company had no secured, convertible debentures outstanding. No convertible debentures were issued in 2010.

The following table summarizes the Company’s convertible, subordinated debentures as of December 31, 2010 and 2009:

	2010	2009

Convertible notes-face value	$529,000	$529,000
Loan discount	(89,717)	(419,090)
Add: amortization of loan discount	89,717	329,373
Less: conversion of notes to common stock	(529,000)	—
Net convertible notes	$—	$439,283

As of December 31, 2010 and 2009, the Company had outstanding convertible notes to various non-related parties in the aggregate amount of  $-0- and  $439,283, respectively. These notes were issued at varying interest rates from 8% to 12% with varying conversion rates and formulas that enabled the noteholder to convert these notes to common stock. Due to its limited liquidity, the Company was unable to pay off any of the convertible notes on the original due date, and as a result negotiated extensions on the loans by either lowering the conversion price, or granting warrants to purchase the Company’s common stock.

In May and June of 2010, holders of previously issued convertible subordinated debentures agreed to convert  $529,000 plus  $37,671 in accrued interest, in return for the issuance of 910,657 shares of common stock. The approximate value per share was  $0.62.

The calculated value of the conversion feature that resulted in the discount in the table above was estimated using the Black-Scholes option pricing model with the following weighted average assumptions for the years ended December 31, 2010 and 2009.

	2010	2009
Expected dividend yield (1)	0.00%	0.00%
Risk-free interest rate (2)	1.55%	3.45%
Expected volatility (3)	147.70%	141.20%
Expected life (in years) (4)	.03-1.00	1.00

———————

(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company stock is based on three similar publicly traded companies. The Company used the average volatility rate of the three companies.
(4)	The expected life represents the due date of the note.

Loans payable to officers	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Loans payable to officers

The following table sets forth the composition of the Company’s loans payable to officers at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Loans payable to officers	$734,651	$1,077,100
	$734,651	$1,077,100

Since the inception of the Company, its principal executive officers have loaned the Company significant amounts of operating capital on an interest free basis and without formal repayment terms.

The following table summarizes the Company’s loans payable to officers as of December 31, 2010 and 2009:

	2010	2009

Loans payable to officers	$1,077,100	$1,792,278
	$1,077,100	$1,792,278

Since the inception of the Company, its principal executive officers have loaned the Company significant amounts of operating capital on an interest free basis and without formal repayment terms.

In October 2009, the Company agreed to issue 652,900 shares of the Company’s common stock in exchange for the officer’s retiring  $461,058 of loans payable.

In May 2010, the Company agreed to issue 5,961,217 shares of the Company’s common stock in exchange for the officer’s retiring  $1,634,828 of loans payable.

Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Related Party Transactions and Balances

The Company, through its wholly-owned subsidiary Grass Roots, maintains a brokerage agreement with a related party named Royal Strategies and Solutions, Inc. (“RSS”). Under the terms of the agreement, RSS promotes the Company’s products in return for a commission on successful sales or sales agreements. The Company and RSS share a common base of majority stockholders.  Furthermore, the Company’s principal executive officers also serve as corporate officers to RSS.

RSS leases office space and a warehouse which is partially subleased to the Company. The Company utilizes this space for the warehousing and distribution of its products. In addition, RSS is financially responsible for other operating costs and personnel that are utilized by or dedicated to the Company. The Company, in turn, provides cash financing to RSS; either via allocated charge backs or non-interest bearing loans.

Under the guidelines of ASC 810.10, Amendments to FASB Interpretation No. 46(R), “if a reporting entity is not the primary beneficiary but has a variable interest in the variable interest entity, the reporting entity is required to disclose related information in its financial statements.” Based upon tests performed, the Company has determined that it has a variable interest in RSS but is not the primary beneficiary; and, therefore has not consolidated the financial statements of RSS with the Company.

At June 30, 2011, aggregate non-interest bearing advances made to RSS were  $28,345. For the six month periods ended June 30, 2011 and 2010, the Company recorded  $21,448 and  $100,221, respectively, in expenses from activity associated with RSS. These expenses were comprised primarily of employee compensation and administrative charge backs.

At December 31, 2010, aggregate non-interest bearing advances made to RSS were  $26,493.

In the event the Company discontinued using RSS as a provider of these brokerage services, it would not have a material impact on the Company’s financial condition or operations.

The Company through its wholly-owned subsidiary Grass Roots maintains a brokerage agreement with Royal Strategies and Solutions, Inc. (“RSS”), a related party. Under the terms of the agreement, RSS promotes the Company’s products in return for a commission on successful sales or sales agreements. The Company also shares a common base of majority stockholders with RSS.  Additionally, the Company’s principal executive officers also serve as corporate officers to RSS.

RSS leases office space and a warehouse which is partially subleased to the Company. The Company utilizes this space for the warehousing and distribution of its products.  In addition, RSS is financially responsible for other operating costs and personnel that are utilized by or dedicated to the Company. The Company, in turn, provides cash financing to RSS; either via allocated expenses or non-interest bearing loans.

Under the guidelines of ASC 810.10, Amendments to FASB Interpretation No. 46(R), “if a reporting entity is not the primary beneficiary but has a variable interest in the variable interest entity, the reporting entity is required to disclose related information in its financial statements.”  Based upon tests performed, the Company has determined that it has a variable interest in RSS but is not the primary beneficiary; and, therefore has not consolidated the financial statements of RSS with the Company.

Advances from the related party RSS at December 31, 2009 was  $160,479 and non-interest bearing.

Advances to the related party RSS at December 31, 2010 was  $26,493.  For the years ended December 31, 2010 and 2009, the Company recorded  $210,722 and  $336,750 in expenses, respectively, from activity associated with RSS. These expenses were comprised primarily of brokerage fees, commissions and administrative services.

In the event the Company discontinued using RSS as a provider of these brokerage services, it would not have a material impact on the Company’s financial condition or operations.

The maximum exposure to loss that exists as a result of the Company's involvement with RSS cannot be quantified as such exposure would include responsibility for the remainder of the leased office space and warehouse, unknown personnel costs and undeterminable promotional costs that have been the responsibility of RSS.

Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Equity

The Company’s authorized capital stock consists of 100,000,000 shares of common stock,  $0.001 par value per share, and 10,000,000 shares of preferred stock,  $0.001 par value per share. The holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. Each share of common stock is entitled to one vote.

At June 30, 2011 and December 31, 2010, common stock issued and outstanding totaled 38,144,279 and 35,828,980, respectively. At June 30, 2011 and December 31, 2010, preferred stock issued and outstanding totaled 4,427,000 and zero, respectively.

The approximate number of shares of common stock issued and their respective values for the six month period ended June 30, 2011 as follows:

	Shares Issued	Value of Issuances
· Common stock issued in exchange for services	998,299	$405,534
· Common stock issued in connection with private offerings to accredited investors	362,000	165,400
· Common stock issued as employee compensation	830,000	211,500
· Common stock issued in connection with the issuance of convertible debentures	125,000	31,250
Total	2,315,299	$813,684

In addition to the table above, the Company issued 4,427,000 shares of its  $0.25 convertible preferred stock during the six month period ended June 30, 2011 in connection with a private offering to accredited investors. The Company received  $1,106,750 from the preferred stock offering. In July 2011 these preferred shares were converted to 4,427,000 common shares.

Since 2007, the Company has issued and sold preferred stock, common stock and common stock warrants in order to fund a significant portion its operations. Additionally, the Company has issued shares of its common stock to compensate its employees, pay service providers and retire debt.

The value of any common stock options and warrants issued during the three and six month periods ended June 30, 2011 and 2010 was determined using the following Black Scholes methodology:

	2011	2010
Expected dividend yield (1)	0.0%	0.00%
Risk-free interest rate (2)	1.67%	1.55%
Expected volatility (3)	91.69%	135.14%
Expected life (in years)	5.00	5.00

 __________________

(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company stock is based on three similar publicly traded companies.

Common stock warrants immediately vest upon issuance and are exercisable for a period five years thereafter. The following table reflects the amount of common stock warrants outstanding and exercisable for the period ended June 30, 2011.

	Number of Warrants Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)
Balance, December 31, 2010	3,252,679	$1.62	3.04
Warrants issued	–	–	–
Warrants exercise	–	–	–
Balance, June 30, 2011	3,252,679	$1.62	2.54	(1)

 __________________

(1)	The remaining contractual life of the warrants outstanding as of June 30, 2011 ranges from 1.58 to 3.50 years.

In April 2011, the Company adopted an Incentive Stock Option Plan and a Non-Qualified Stock Option Plan. Under these plans, the Company may grant up to 500,000 and 1,000,000 stock options, respectively. As of June 30, 2011, the Company has to granted any options pursuant to either the Incentive Stock Option Plan or the Non Qualified Stock Option Plan. As of June 30, 2011, the Company had issued stock options to two of its employees. These stock options have not been adopted under either of the April 2011 plan described above. No stock options or warrant have been issued during the six month period ended June 30, 2011

At December 31, 2010 the Company was authorized to issue 100,000,000 shares, of  $0.001 par value Common Stock, and 10,000,000 shares of  $0.001 Preferred Stock. The holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. Each share of common stock is entitled to one vote.

As of December 31, 2010 and 2009 there were 35,828,980 and 19,847,671 shares outstanding, respectively. The approximate number of shares issued and their respective approximate values for the activity for the changes in common stock between December 31, 2010 and 2009 are as follows:

Since 2007, the Company has issued and sold common stock and common stock warrants in order to fund a significant portion of its operations. Additionally, the Company has issued common shares to compensate its employees and to retire debt. Furthermore, the Company has issued a limited number of stock options to two employees.  The value of the common stock options and warrants has been determined using the following Black Scholes methodology:

	2010	2009
Expected dividend yield (1)	0.00%	0.00%
Risk-free interest rate (2)	1.55%	3.45%
Expected volatility (3)	147.70%	141.20%
Expected life (in years)	5.00	5.00

———————

(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company stock is based on three similar publicly traded companies.

Warrants

The following table reflects all outstanding and exercisable warrants for the periods ended December 31, 2010 and 2009.  All stock warrants are immediately vested upon issuance and are exercisable for a period five years from the date of issuance.

Warrants (continued)

	Number of Warrants Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)
Balance, December 31, 2008	2,166,191	$1.52	4.55
Warrants issued	1,279,859	$1.74	4.62
Warrants exercised	(97,035)	$0.50	–
Balance, December 31, 2009	3,349,015	$1.60	3.89
Warrants issued	1,061,105	$1.75	4.41
Warrants exercised	(1,157,441)	$0.50	–
Balance, December 31, 2010	3,252,679	$1.62	3.04	(1)

———————

(1)	The remaining contractual life of the warrants outstanding as of December 31, 2010 ranges from 2.08 to 4.00 years.

Stock options

The Company has not adopted a formal stock option plan. As of December 31, 2010, the Company had committed to issue stock options to two of its employees.

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Life (Years)
Outstanding on December 31, 2009	–		–
Granted	226,076	1.49	4.00
Exercised	–
Forfeited and expired	–
Outstanding and exercisable on December 31, 2010	226,076	1.49	4.00

Intrinsic value is measured using the fair market value price of the Company’s common stock less the applicable exercise price. The aggregate intrinsic value of stock options outstanding and exercisable as of December 31, 2010, was  $-0-.

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value based on the closing price of the Company’s common stock of  $0.72 on December 31, 2010, which would have been received by the option holders had all option holders exercised their options as of that date.

 As of December 31, 2010, there was  $-0- in unrecognized compensation related to stock options outstanding.  All outstanding stock options are vested. Since the inception of the Company, no stock options have been exercised

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Income Taxes

As of June 30, 2011, the Company has available approximately  $3,870,099 of operating loss carryforwards before applying the provision of IRC Section 382, which may be used in the future filings of the Company’s tax returns to offset future taxable income for United States income tax purposes. Net operating losses expire beginning in the year 2022. As of June 30, 2011 and December 31, 2010, the Company has determined that due to the uncertainty regarding profitability in the near future, a 100% valuation allowance is needed with regards to the deferred tax assets. Changes in the estimated tax benefit that will be realized from the tax loss carryforwards and other temporary differences will be recognized in the financial statement in the years in which those changes occur.

Under the provisions of the Internal Revenue Code Section 382, an ownership change is deemed to have occurred if the percentage of the stock owned by one or more 5% shareholders has increased, in the aggregate, by more than 50 percentage points over the lowest percentage of stock owned by said shareholders at any time during a three year testing period. Once an ownership change is deemed to have occurred under Section 382, a limitation on the annual utilization of net operating loss carryforwards is imposed and therefore, a portion of the tax loss carryforwards would be subject to the limitation under Section 382.

The acquisition of Grass Roots Beverage Company, Inc. on July 6, 2010 (see Note 1) and various other equity transactions resulted in an ownership change pursuant to Section 382. The utilization of the  $123,052 net operating loss as of December 31, 2009 is limited under IRC Section 382.

The tax years 2007 through 2010 remain open to examination by federal authorities and state jurisdictions where the Company operates.

The actual income tax expense for 2010 and 2009 differs from the statutory tax expense for the year (computed by applying the U.S. federal corporate tax rate of 34.4% to income before provision for income taxes) as follows:

	2010	Effective Tax Rate	2009	Effective Tax Rate
Federal taxes at statutory rate	$(2,569,137)	34.40%	$(1,348,040)	34.40%
State income taxes, net of federal tax benefit	(269,461)	3.61%	(141,387)	3.61%
Temporary differences	1,201,794	(16.09)%	318,051	(8.12)%
Change in valuation allowance	1,636,804	(21.92)%	1,171,376	(29.89)%

Total	$–	0.00%	$–	0.00%

The following table represents the tax effects of significant items that give rise to deferred taxes as of December 31, 2010 and 2009:

	2010	2009
Deferred tax asset:
Net operating loss carryforward	$924,481	$46,770
Temporary differences	427,392	–
	1,351,873	46,770
Less: Valuation allowance	(1,351,873)	(46,770)
Net deferred tax asset	$–	$–

As of December 31, 2010, the Company has available approximately  $2,432,333 of operating loss carryforwards before applying the provision of IRC Section 382, which may be used in the future filings of the Company’s tax returns to offset future taxable income for United States income tax purposes.  Net operating losses expire beginning in the year 2022.  As of December 31, 2010 and 2009, the Company has determined that due to the uncertainty regarding profitability in the near future, a 100% valuation allowance is needed with regards to the deferred tax assets.  Changes in the estimated tax benefit that will be realized from the tax loss carryforwards and other temporary differences will be recognized in the financial statement in the years in which those changes occur.

Under the provisions of the Internal Revenue Code Section 382, an ownership change is deemed to have occurred if the percentage of the stock owned by one or more 5% shareholders has increased, in the aggregate, by more than 50 percentage points over the lowest percentage of stock owned by said shareholders at any time during a three year testing period.  Once an ownership change is deemed to have occurred under Section 382, a limitation on the annual utilization of net operating loss (NOL) carryforwards is imposed and therefore, a portion of the tax loss carryforwards would be subject to the limitation under Section 382.

The acquisition of Grass Roots Beverage Company, Inc. on July 6, 2010 (see Note 1) and various other equity transactions resulted in an ownership change pursuant to Section 382.  The utilization of the  $123,052 net operating loss as of December 31, 2009 is limited under IRC Section 382.

The tax years 2007 through 2010 remain open to examination by federal authorities and state jurisdictions where the Company operates.

Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Commitments

As of December 31, 2010, the Company is committed to future minimum payments under non-cancelable operating leases for vehicles and sponsorship agreements as follows:

2011	$70,867
2012	43,367
2013	33,016
2014	710
2015 and thereafter	–
Total	$147,960

Leases

The Company subleases office and warehouse space on a month to month basis in Boca Raton, Florida from RSS at the rate of approximately  $12,261 per month. Additionally, the Company has commitments with a truck leasing company for  $43,367 in 2011, and  $77,093 in total through 2014.

Sponsorship and Other Agreements

As part of its marketing efforts, the Company enters into sponsorship agreements with athletes and celebrity spokespersons to promote its products. These agreements typically are for one or two year periods. As of December 31, 2010, the Company was committed to two sponsorship agreements with sport teams that display the Company’s logo for  $33,333.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events

On July 21, 2011 the Company’s Board of Directors authorized the Company to issue up to  $1,000,000 of 12% Secured Convertible Debentures to be utilized by the Company solely for the purposes of funding its raw materials and inventory purchases through the use of an escrow agent. The minimum subscription price is  $25,000. On July 26, 2011 the Company received  $100,000 in funding under this arrangement The Company has evaluated for subsequent events between the balance sheet date of June 30, 2011 and the date the its financial statements were issued and concluded that events or transactions occurring during that period requiring recognition or disclosure have been made.

The Company has evaluated subsequent events between the balance sheet date of December 31, 2010 and  the date the financial statements were issued and concluded that events and transactions occurring during that period requiring recognition or disclosure have been made.

In January 2011, the Company successfully renegotiated the contractual obligation with Star Racing wherein it agreed to issue 600,000 shares of its Common Stock to offset a  $268,000 cash payment due for the 2011 season.

In February 2011, the Company issued a 12% Secured Convertible Debenture to an existing shareholder in the principal amount of  $500,000, which becomes due three (3) years from the date of issuance. Interest is payable quarterly beginning in May 2011.  In addition to the interest, as additional inducement for the maker to loan the funds to the Company, the maker received One Hundred Twenty Five Thousand (125,000) “restricted” shares of common stock contemporaneously with the execution of the debenture.  The Company also agreed to pay to the maker an annual transaction fee of Thirty Thousand Dollars ( $30,000), to be paid quarterly with the first installment of  $7,500 beginning in May 2011.  The balance due under the debenture is collateralized by all of the Company’s assets, including but not limited to inventory, receivables, vehicles and warehouse equipment.  The Company also agreed to issue Seven Hundred Fifty Thousand (750,000) shares of its common stock (the “Escrowed Shares”), in favor of the maker, to be held in escrow by a mutually agreeable party.  In the event of failure to pay all or any portion of the principal and interest due under the debenture (including any and all rights to cure), the Escrowed Shares shall be released to the maker.  The Escrowed Shares are not entitled to voting rights, or to receive any dividends if and when declared unless and until the Escrowed Shares are released.

Also in February 2011, the Company executed a letter agreement with Equinox Securities, Inc., Ontario, CA (“Equinox”), a licensed broker-dealer, where it has retained Equinox as its placement agent to raise up to  $6 million in equity capital, at a share price to be agreed, on a “best efforts” basis. The agreement requires a payment by the Company to Equinox of  $20,000;  $10,000 of which was due upon execution. In addition, if Equinox is successful in raising these funds they will receive an 8% cash fee, plus a 2% fee payable in shares of the Company’s Common Stock to be issued under the same terms and conditions as paid by the new investors if they raise equity.  If they raise debt, the Company will owe them a 4% cash fee of the amount raised.  The Company will also reimburse Equinox for all expenses, but it must approve such expenses in writing prior to the same being incurred.  The agreement expires in February 2012.